Trade and other payables - Summary of Trade and Other Liabilities (Detail) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Trade and other payables [abstract]
Trade payables	€ 2,793,702	€ 5,114,186
Total Trade And Other Payables	€ 2,793,702	€ 5,114,186